Schedule of Investments
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.47%
Brazil–11.70%
Ambev S.A.	5,873,416	$16,573,127
Banco do Brasil S.A.	2,637,676	12,640,195
Bradespar S.A., Preference Shares	3,106,920	14,056,485
ERO Copper Corp.(a)	310,636	10,421,072
Lojas Renner S.A.	6,203,308	17,598,288
Petroleo Brasileiro S.A., ADR(b)	1,862,619	26,747,209
Telefonica Brasil S.A., ADR(b)	1,343,754	19,054,432
Vale S.A.	981,364	15,723,455
		132,814,263
Hungary–1.80%
Richter Gedeon Nyrt	608,975	20,374,422
India–11.91%
Delhivery Ltd.(a)	3,253,387	14,966,969
Gujarat Pipavav Port Ltd.	4,331,980	7,873,148
HDFC Bank Ltd., ADR(b)	1,327,368	42,980,176
ICICI Bank Ltd., ADR	899,534	26,347,351
Infosys Ltd., ADR(b)	558,860	9,824,759
Power Grid Corp. of India Ltd.	4,254,400	11,876,256
Shriram Finance Ltd.	1,917,019	21,279,964
		135,148,623
Indonesia–2.47%
PT Bank Negara Indonesia (Persero) Tbk	40,458,210	10,859,182
PT Bank Rakyat Indonesia (Persero) Tbk	48,514,400	11,012,954
PT Semen Indonesia (Persero) Tbk	42,173,500	6,183,425
		28,055,561
Mexico–4.04%
Arca Continental S.A.B. de C.V.	896,877	10,107,059
Fomento Economico Mexicano, S.A.B. de C.V., ADR	226,059	23,591,517
Genomma Lab Internacional S.A.B de C.V., Class B	12,721,465	12,185,702
		45,884,278
Peru–1.73%
Credicorp Ltd.	54,886	19,584,971
Poland–1.47%
Dino Polska S.A.(a)(c)	449,052	4,750,766
InPost S.A.(a)	763,245	11,962,955
		16,713,721
Portugal–1.01%
Galp Energia SGPS S.A.	575,922	11,459,482
Russia–0.00%
Moscow Exchange MICEX-RTS PJSC(a)(d)	11,806,000	12
Sberbank of Russia PJSC(a)(d)	11,900,044	12
Sberbank of Russia PJSC, Preference Shares(a)(d)	15,636,015	15
		39
Shares		Value
Saudi Arabia–2.82%
Saudi National Bank (The)	2,676,167	$31,994,579
Singapore–1.41%
Grab Holdings Ltd., Class A(a)	3,716,962	15,982,937
South Africa–5.03%
Anglo American PLC	492,868	22,853,206
Naspers Ltd.	454,496	27,826,629
Valterra Platinum Ltd.	71,106	6,412,851
		57,092,686
South Korea–19.82%
Hyundai Mobis Co. Ltd.	80,111	25,031,224
KB Financial Group, Inc.	246,048	23,029,892
LG Chem Ltd.	46,107	9,900,155
LG Electronics, Inc.	136,319	9,346,538
NAVER Corp.	52,728	10,022,626
Samsung E&A Co. Ltd.	652,861	13,896,996
Samsung Electro-Mechanics Co. Ltd.	81,622	15,697,436
Samsung Electronics Co. Ltd.	896,934	99,088,526
Samsung Fire & Marine Insurance Co. Ltd.	54,536	18,960,860
		224,974,253
Taiwan–24.48%
Hon Hai Precision Industry Co. Ltd.	1,832,000	12,663,552
Largan Precision Co. Ltd.	245,000	18,673,230
MediaTek, Inc.	509,000	28,234,503
Taiwan Semiconductor Manufacturing Co. Ltd.	3,198,000	176,836,298
Uni-President Enterprises Corp.	5,803,000	13,201,956
Yageo Corp.	3,240,000	28,286,423
		277,895,962
Thailand–3.72%
Bangkok Dusit Medical Services PCL, Foreign Shares	11,882,100	7,577,631
Kasikornbank PCL, Foreign Shares	5,800,909	34,645,980
		42,223,611
United Arab Emirates–0.47%
Americana Restaurants International PLC	12,184,154	5,340,991
United States–2.88%
EPAM Systems, Inc.(a)	82,317	17,171,326
Laureate Education, Inc., Class A(a)	453,895	15,568,599
		32,739,925
Vietnam–0.71%
Vietnam Dairy Products JSC	2,959,600	8,083,564
Total Common Stocks & Other Equity Interests (Cost $782,935,911)		1,106,363,868
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets ex-China Fund

Shares		Value
Preferred Stocks–2.46%
South Korea–2.46%
Samsung Electronics Co. Ltd., Preference Shares (Cost $12,891,466)	344,272	$27,886,385
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.93% (Cost $795,827,377)		1,134,250,253
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.75%
Invesco Private Government Fund, 3.65%(e)(f)(g)	5,603,294	5,603,294
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.80%(e)(f)(g)	14,260,999	$14,265,277
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,868,571)		19,868,571
TOTAL INVESTMENTS IN SECURITIES—101.68% (Cost $815,695,948)		1,154,118,824
OTHER ASSETS LESS LIABILITIES–(1.68)%		(19,079,356)
NET ASSETS–100.00%		$1,135,039,468
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$228,254	$28,555,116	$(28,783,370)	$-	$-	$-	$16,854
Invesco Treasury Portfolio, Institutional Class	423,898	53,030,931	(53,454,829)	-	-	-	30,949
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,797,488	38,923,429	(50,117,623)	-	-	5,603,294	82,749*
Invesco Private Prime Fund	43,952,560	83,554,137	(113,241,420)	-	-	14,265,277	221,849*
Total	$61,402,200	$204,063,613	$(245,597,242)	$-	$-	$19,868,571	$352,401

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets ex-China Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$132,814,263	$—	$—	$132,814,263
Hungary	—	20,374,422	—	20,374,422
India	79,152,286	55,996,337	—	135,148,623
Indonesia	—	28,055,561	—	28,055,561
Mexico	45,884,278	—	—	45,884,278
Peru	19,584,971	—	—	19,584,971
Poland	—	16,713,721	—	16,713,721
Portugal	—	11,459,482	—	11,459,482
Russia	—	—	39	39
Saudi Arabia	—	31,994,579	—	31,994,579
Singapore	15,982,937	—	—	15,982,937
South Africa	—	57,092,686	—	57,092,686
South Korea	—	252,860,638	—	252,860,638
Taiwan	—	277,895,962	—	277,895,962
Thailand	—	42,223,611	—	42,223,611
United Arab Emirates	—	5,340,991	—	5,340,991
United States	32,739,925	—	—	32,739,925
Vietnam	—	8,083,564	—	8,083,564
Money Market Funds	—	19,868,571	—	19,868,571
Total Investments	$326,158,660	$827,960,125	$39	$1,154,118,824
Invesco Emerging Markets ex-China Fund